Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenue	$ 211,013	$ 224,875	$ 616,943	$ 664,712
Operating expenses:
Ship operating	45,378	48,590	135,808	145,430
Cost of services, supervision fees	650	2,600	650	7,800
Depreciation and amortization	49,835	52,701	149,579	166,053
General and administrative	14,034	8,094	29,009	24,951
Operating leases (note 9)	30,332	23,817	84,990	59,330
Expenses related to customer bankruptcy	0	18,883	1,013	18,883
(Gain) loss on disposals (note 4)	(6,606)	16,487	(6,606)	16,487
Vessel impairments	0	202,775	0	202,775
Total operating expenses	133,623	373,947	394,443	641,709
Operating earnings (loss)	77,390	(149,072)	222,500	23,003
Other expenses (income):
Interest expense and amortization of deferred financing fees	28,332	29,952	85,061	90,190
Interest income	(1,080)	(1,231)	(3,445)	(7,076)
Undrawn credit facility fees	584	810	1,849	1,963
Refinancing expenses	0	1,190	0	1,962
Change in fair value of financial instruments (note 16)	2,444	(684)	19,471	75,081
Equity (income) loss on investment	(1,510)	4,562	(4,039)	594
Other expenses (note 2)	243	363	6,919	770
Total other expenses (income)	29,013	34,962	105,816	163,484
Net earnings (loss)	$ 48,377	$ (184,034)	$ 116,684	$ (140,481)
Earnings (loss) per share (note 11):
Class A common share, basic	$ 0.27	$ (1.86)	$ 0.60	$ (1.77)
Class A common share, diluted	$ 0.26	$ (1.86)	$ 0.60	$ (1.77)